Financial Assets - Non current financial assets (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial Assets
Financial investments in listed shares	€ 11,540	€ 2,038
Non-current derivatives	27,030	2,068
Total Non-current financial assets measured at fair value	38,570	4,106
Non-current guarantee deposits	9,277	7,763
Other non-current financial assets	476,361	261,294
Non-current loans to related parties	96,537	89,104
Total Non-current financial assets measured at amortized cost	€ 582,175	€ 358,161